Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 101,614	$ 62,485
Change in pension and other post-employment benefits, net of tax recovery of $6,881 and $2,735, respectively (note 10)	325,644	259,144
Fuel and natural gas in storage	30,567	30,804
Supplies and consumables inventory	104,078	60,295
Regulatory assets (note 7)	63,042	50,213
Prepaid expenses	49,640	29,003
Derivative instruments (note 24)	13,106	13,483
Other assets (note 11)	7,266	7,764
Assets, current, total	694,957	513,191
Property, plant and equipment, net (note 5)	8,241,838	7,240,980
Intangible assets, net (note 6)	114,913	47,616
Goodwill (note 6)	1,208,390	1,031,696
Regulatory assets (note 7)	782,429	509,674
Long-term investments
Investments carried at fair value	1,837,429	1,294,147
Other long-term investments	214,583	121,968
Derivative instruments	39,001	72,221
Deferred income taxes (note 18)	21,880	30,585
Other assets (note 11)	68,486	58,708
Assets	13,223,906	10,920,786
Current liabilities:
Accounts payable	192,160	150,336
Accrued liabilities	369,530	307,952
Dividends payable (note 15)	92,720	73,945
Regulatory liabilities (note 7)	38,483	41,683
Long-term debt (note 9)	139,874	225,013
Other long-term liabilities (note 12)	72,505	57,939
Derivative instruments (note 24)	41,980	5,898
Other liabilities	7,901	9,300
Liabilities, current, total	955,153	872,066
Long-term debt (note 9)	4,398,596	3,706,855
Regulatory liabilities (note 7)	563,035	565,695
Deferred income taxes (note 18)	568,644	491,538
Derivative instruments (note 24)	68,430	78,766
Pension and other post-employment benefits obligation (note 10)	341,502	224,094
Other long-term liabilities (note 12)	339,181	243,401
Liabilities	7,234,541	6,182,415
Redeemable non-controlling interests
Redeemable non-controlling interest, held by related party (note 16(b))	306,316	305,863
Redeemable non-controlling interests	20,859	25,913
Redeemable non-controlling interests, total	327,175	331,776
Equity:
Preferred shares	184,299	184,299
Common shares	4,935,304	4,017,044
Additional paid-in capital	60,729	50,579
Retained earnings (deficit)	45,753	(367,107)
Accumulated other comprehensive loss (“AOCI”) (note 14)	(22,507)	(9,761)
Total equity attributable to shareholders of Algonquin Power & Utilities Corp.	5,203,578	3,875,054
Non-controlling interests	399,487	457,834
Non-controlling interest, held by related party (note 16(c))	59,125	73,707
Non-controlling interests, total	458,612	531,541
Total equity	5,662,190	4,406,595
Commitments and contingencies (note 22)
Liabilities and equity, total	$ 13,223,906	$ 10,920,786